Intangible Assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Impairment of goodwill			€ 0	€ 0
Goodwill			€ 425,220	387,847	€ 419,982
Royalty rates of the comparable companies			9.10%
Impairment loss	€ 3,740	€ 4,261	€ 9,172	19,725	8,858
Brands with an indefinite useful life [member]
Statements [Line Items]
Goodwill			€ 158,864	€ 146,633	160,164
Bottom of range
Statements [Line Items]
Percentage of discount rate applied to cash flow weighted average cost of capital			6.40%	6.02%
Top of range
Statements [Line Items]
Percentage of discount rate applied to cash flow weighted average cost of capital			10.65%	17.45%
Zegna [Member]
Statements [Line Items]
Growth rate used to extrapolate cash flow projections			1.50%
Impairment loss			€ 8,692
Thom Browne [Member]
Statements [Line Items]
Growth rate used to extrapolate cash flow projections			2.00%
Percentage of discount rate weighted average cost of capital			8.73%
Impairment loss			€ 0	€ 0	0
Thom Browne [Member] | Brands with an indefinite useful life [member]
Statements [Line Items]
Goodwill			€ 158,864	€ 146,633
Thom Browne [Member] | Bottom of range
Statements [Line Items]
Percentage of discount rate weighted average cost of capital			1.00%
Thom Browne [Member] | Top of range
Statements [Line Items]
Percentage of discount rate weighted average cost of capital			7.73%
Pelle Tessuta S.r.l [Member]
Statements [Line Items]
Acquisitions through business combinations,Goodwill					€ 480